American Beacon TwentyFour Strategic Income Fund

American Beacon TwentyFour Sustainable Short Term Bond Fund

Supplement dated June 30, 2023

to the

Prospectus, Summary Prospectuses, and Statement of Additional Information, each dated November 1, 2022, as previously amended or supplemented

Effective September 15, 2023, Gary Kirk of TwentyFour Asset Management (US) LP (“TwentyFour”) will retire from his position as a portfolio manager for the American Beacon TwentyFour Strategic Income Fund (the “Strategic Income Fund”). Accordingly, effective September 15, 2023, all references to Mr. Kirk in the Strategic Income Fund’s Prospectus, Summary Prospectus, and Statement of Additional Information are deleted.

Additionally, effective April 26, 2023, Diana Chiu of TwentyFour no longer serves as a portfolio manager for the American Beacon TwentyFour Sustainable Short Term Bond Fund (the “Sustainable STB Fund”). Accordingly, effective as of April 26, 2023, all references to Ms. Chiu in the Sustainable STB Fund’s Prospectus, Summary Prospectus, and Statement of Additional Information are deleted.

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